SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Trademark
Acquired intangible assets
Estimated average useful lives	10 years
Non-Compete Agreement
Acquired intangible assets
Estimated average useful lives	5 years